Consolidated Statements of Changes in Equity - USD ($)	Share capital [Member]	Equity reserve [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]	Total
Beginning Balance at Mar. 31, 2021	$ 259,905,407	$ 5,095,314	$ 10,057,592	$ (146,904,547)	$ 128,153,766
Beginning Balance (shares) at Mar. 31, 2021	73,542,407
Share-based compensation		5,982,187			5,982,187
Warrants issued for asset purchase		2,030,045			2,030,045
Shares offering	$ 34,956,134				$ 34,956,134
Shares offering (shares)	2,174,500				2,174,500
Special warrants	$ 89,917,917				$ 89,917,917
Special warrants (shares)	3,834,100
Issuance costs	$ (6,982,899)				(6,982,899)
Atlantic acquisition	$ 17,191,332				17,191,332
Atlantic acquisition (shares)	1,000,000
Shares and warrants issued for investment	$ 14,576,439	393,723			14,970,162
Shares and warrants issued for investment (shares)	1,013,354
Exercise of options	$ 3,255,049	(1,195,058)			2,059,991
Exercise of options (shares)	386,824
Vesting of restricted stock units	$ 841,105	(70,042)			771,063
Vesting of restricted stock units (shares)	290,800
Income for the period				79,622,129	79,622,129
Translation adjustment			1,087,338		1,087,338
Revaluation gain on digital currencies			19,293,400		19,293,400
Realized gain on digital currencies			(7,038,862)	7,038,862	0
Ending Balance at Mar. 31, 2022	$ 413,660,484	12,236,169	23,399,468	(60,243,556)	389,052,565
Ending Balance (shares) at Mar. 31, 2022	82,241,985
Share-based compensation		8,378,348			8,378,348
Shares offering	$ 3,821,753				$ 3,821,753
Shares offering (shares)	1,306,476				1,306,476
Issuance costs	$ (19,664)				$ (19,664)
Vesting of restricted stock units	$ 1,750,792	(1,750,792)			0
Vesting of restricted stock units (shares)	624,250
Income for the period				(236,422,300)	(236,422,300)
Translation adjustment			(884,019)		(884,019)
Revaluation gain on digital currencies			(15,110,952)		(15,110,952)
Ending Balance at Mar. 31, 2023	$ 419,213,365	$ 18,863,725	$ 7,404,497	$ (296,665,856)	$ 148,815,731
Ending Balance (shares) at Mar. 31, 2023	84,172,711